Provisions - Schedule of defined benefit obligation expenses recognized in the consolidated income statements, Other Foreign Subsidiaries (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	€ 41	€ 45	€ 42
Other foreign subsidiaries
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	26	28	25
Interest cost (net)	68	92	83
Actuarial (gains)/losses recognised in the year	25	28	23
Past service cost	0	2	1
Pre-retirement cost	3	0	0
Other	(2)	(10)	(3)
Post-employment benefit expense in profit or loss, defined benefit plans	€ 120	€ 140	€ 129